Financial Risk Management - Sensitivity Analysis of Interest Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Impact on loss before tax, increase	$ 60	$ 996	$ 721
Impact on loss before tax, decrease	$ 60	$ 996	$ 721